File Nos. 2-32773
                                                                       811-07611

   As Filed with the Securities and Exchange Commission on September 25, 2001


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  / X /
                                                                   ---

                      Pre-Effective Amendment No. __              /___/

                      Post-Effective Amendment No. 55             / X /
                                                                   ---


                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                               ACT OF 1940                        / X /
                                                                   ---

                             Amendment No. 38                     / X /
                                                                   ---

                        (Check appropriate box or boxes)


                               PIONEER VALUE FUND
               (Exact Name of Registrant as Specified in Charter)


                  60 State Street, Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (617) 742-7825

Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     ___ immediately upon filing pursuant to paragraph (b)
     ___ on [date] pursuant to paragraph (b)
      X  60 days after filing pursuant to paragraph (a)(1)
     ---
     ___ on [date]  pursuant to paragraph (a)(1)
     ___ 75 days after filing pursuant to paragraph (a)(2)
     ___ on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

     ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     STATEMENT OF INCORPORATION BY REFERENCE

     The following documents are incorporated herein by reference in their entirety:

                                       As filed with
Document                               the SEC on           Accession Number
----------------------------------     ----------------     --------------------

Prospectus dated 1/30/01               1/29/01              0000078758-01-000001

Prospectus supplement dated 4/2/01     4/2/01               0001016964-01-000068

Prospectus supplement dated 7/30/01    7/30/01              0001016964-01-500088

Statement of additional informa-
tion dated 1/30/01                     1/29/01              0000078758-01-000001

Statement of additional informa-
tion supplement dated 7/30/01          7/30/01              0000276776-01-500009

Statement of additional informa-
tion supplement dated September 14,
2001                                   9/17/01              0001016964-01-500172

3/31/01 semiannual report              5/22/01              0000831120-01-500028

                                                                 October 1, 2001

                SUPPLEMENT TO THE JANUARY 30, 2001 CLASS A, CLASS
                 B AND CLASS C PROSPECTUS FOR PIONEER VALUE FUND
                              (FORMERLY PIONEER II)

The fund has added an initial sales charge of 1% of the offering price of its Class C shares. The following supplements the sections of the prospectus referenced below. Please refer to the prospectus for the full text of the supplemented section.

BASIC INFORMATION ABOUT THE FUND

COMPARISON WITH THE STANDARD & POOR'S 500 INDEX AND THE LIPPER GROWTH AND INCOME FUND INDEX

AVERAGE ANNUAL TOTAL RETURN (%)
(for periods ended December 31, 2000)
                                                  SINCE  INCEPTION
                1 YEAR   5 YEARS   10 YEARS   INCEPTION       DATE
------------------------------------------------------------------

Class C          XX.XX       n/a        n/a        X.XX     7/1/96
------------------------------------------------------------------

FEES AND EXPENSES
These are the fees and expenses, based on the fund's latest fiscal year, you may pay if you invest in the fund.

SHAREOWNER FEES
PAID DIRECTLY FROM YOUR INVESTMENT          CLASS A   CLASS B   CLASS C
-----------------------------------------------------------------------

Maximum sales charge (load) when you buy shares
   as a percentage of offering price          5.75%      None        1%
 .......................................................................
Maximum deferred sales charge (load) as a
   percentage of offering price or the
   amount you receive when you sell shares,
   whichever is less                        None(1)        4%        1%
-----------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
PAID FROM THE ASSETS OF THE FUND
as a percentage of average daily net
assets                                      CLASS A   CLASS B   CLASS C
-----------------------------------------------------------------------

Management Fee(2)                             0.50%     0.50%     0.50%
 .......................................................................
Distribution and Service (12b-1) Fee          0.25%     1.00%     1.00%
 .......................................................................
Other Expenses                                0.22%     0.73%     0.69%
 .......................................................................
Total Annual Fund Operating Expenses          0.97%     2.23%     2.19%
-----------------------------------------------------------------------

(1) Purchases of $1 million or more and purchases by participants in certain group plans are not subject to an initial sales charge but may be subject to a contingent deferred sales charge. See "Buying, exchanging and selling shares."
(2) The fund pays a management fee that ranges from 0.50% to 0.70% of average daily net assets based on its performance. See "Management."

EXAMPLE

                  IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
          --------------------------------------------------------------------------------
                                             NUMBER OF YEARS YOU OWN YOUR SHARES
          --------------------------------------------------------------------------------
              1        3          5         10              1        3        5         10
------------------------------------------------------------------------------------------

Class C     419      778      1,263       2,598           320      778    1,263      2,598
------------------------------------------------------------------------------------------

BUYING, EXCHANGING AND SELLING SHARES

NET ASSET VALUE

You buy or sell shares at the share price. When you buy Class A or Class C, you pay an initial sales charge unless you qualify for a waiver or reduced sales charge.

COMPARING CLASSES OF SHARES

WHY YOU MIGHT PREFER EACH CLASS (CLASS C)

You may prefer Class C shares if you would rather pay higher annual expenses over time and you wish to pay a lower initial sales charge than for Class A shares or if you qualify for a waiver of the initial sales charge.

INITIAL SALES CHARGE (CLASS C)

1% of the offering price, which is waived for certain investors. At the time of purchase, your investment firm receives a commission from the distributor of up to 2%.

CONTINGENT DEFERRED SALES CHARGES (CLASS C)

A 1% charge if you sell your shares within one year of purchase.

SALES CHARGES: CLASS C SHARES

You buy Class C shares at the offering price, which includes an initial sales charge of 1% of the amount invested, unless you qualify to purchase shares at net asset value per share without paying an initial sales charge. If you sell your Class C shares within one year of purchase, you will pay also the distributor a contingent deferred sales charge of 1% of the current market value or the original cost (less any initial sales charge) of the shares you are selling, whichever is less.

PAYING THE CONTINGENT DEFERRED SALES CHARGE (CDSC)

Several rules apply for Class C shares so that you pay the lowest possible CDSC.

|X| The CDSC is calculated on the current market value or the original cost
    (less any initial sales charge) of the shares you are selling, whichever is less
|X| You do not pay a CDSC on reinvested dividends or distributions
|X| In determining the amount of time since your purchase, all purchases are considered to have been made on the first day of that month (quarter for shares purchased before October 1, 1998)
|X| If you sell only some of your shares, the transfer agent will first sell your shares that are not subject to any CDSC and then the shares that you purchased most recently
|X| You may qualify for a waiver of the CDSC normally charged. See "Qualifying for a reduced sales charge"

CLASS C SALES CHARGES
You may pay a combination of initial and contingent deferred charges in connection with Class C shares.

The following is inserted after the section entitled "Letter of intent (Class
A)":

INITIAL CLASS C SALES CHARGE WAIVERS
You may purchase Class C shares at net asset value without an initial sales charge as follows. If you believe you qualify for any of the waivers discussed below, you must let your broker-dealer know prior to purchasing shares. You will not be entitled to the waiver unless your broker-dealer notifies the distributor of your eligibility at the time of purchase. You may not resell these shares except to or on behalf of the fund.

CLASS C PURCHASES AT NET ASSET VALUE ARE AVAILABLE TO:
|X| Any person purchasing Class C shares through a broker-dealer that has entered into an agreement with the distributor waiving the initial sales charge (reducing the commission payable to such broker-dealer at the time of sale from 2% to 1% of the amount invested). You should determine if your broker-dealer participates in the sale of Class C shares on this basis before purchasing Class C shares;
|X| Any shareowner who held Class C shares of a Pioneer fund on September 28, 2001 directly or through an omnibus account with a broker-dealer;
|X| Any purchase of Class C shares by an employer-sponsored retirement plan described in Section 401, 403 or 457 of the Internal Revenue Code. With respect to Section 403 plans, the waiver will apply only to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA);
|X| In connection with certain reorganization, liquidation or acquisition transactions involving other investment companies or personal holding companies.

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLE HELPS YOU UNDERSTAND the fund's financial performance for the past five years.

Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that you would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions).

This information (other than for the period ended March 31, 2001) has been audited by Arthur Andersen LLP, whose report is included in the fund's annual report along with the fund's financial statements. The annual and semiannual reports are available upon request.

PIONEER VALUE FUND
(FORMERLY PIONEER II)
CLASS A SHARES

                                                SIX MONTHS
                                              ENDED MARCH 31,
                                                    2001
                                                (UNAUDITED)
Net asset value, beginning of period            $    22.67
                                                ----------
Increase (decrease) from investment operations:
   Net investment income (loss)                 $     0.09
   Net realized and unrealized gain
   (loss) on investments and foreign
   currency transactions                             (0.04)
                                                ----------
   Net increase (decrease) from
   investment operations                        $     0.05

Distributions to shareholders:
   Net investment income                             (0.04)
   Net realized gain                                 (1.53)
                                                ----------
Net increase (decrease) in net asset
value                                           $     1.52
                                                ----------
Net asset value, end of period                  $    21.15
                                                ==========
Total return*                                         0.35%

RATIOS/SUPPLEMENTAL DATA
Ratio of net expenses to average net
assets+                                               0.93%**

Ratio of net investment income
(loss) to average net assets+                         0.83%**

Portfolio turnover rate                                  4%**

Net assets, end of period (in
thousands)                                      $4,410,406

Ratios assuming no reduction for
fees paid indirectly:
   Net expenses                                       0.95%**
   Net investment income (loss)                       0.81%**

* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios assuming no reduction for fees paid indirectly.

PIONEER VALUE FUND
(FORMERLY PIONEER II)
CLASS B SHARES

                                               SIX MONTHS
                                                  ENDED
                                                MARCH 31,
                                                 2001(A)
                                               (UNAUDITED)
Net asset value, beginning of period            $ 22.11
                                                -------
Increase (decrease) from investment operations:
   Net investment income (loss)                 $ (0.02)
   Net realized and unrealized gain
   (loss) on investments and foreign
   currency transactions                          (0.05)
                                                -------
   Net increase (decrease) from
   investment operations                        $ (0.07)

Distributions to shareholders:
   Net investment income                              -
   Net realized gain                              (1.53)
                                                -------
Net increase (decrease) in net asset
value                                           $ (1.60)
                                                -------
Net asset value, end of period                  $ 20.51
                                                =======
Total return*                                     (0.21)%

RATIOS/SUPPLEMENTAL DATA
Ratio of net expenses to average net
assets+                                            1.91%**

Ratio of net investment income
(loss) to average net assets+                     (0.16)%**

Portfolio turnover rate                               4%**

Net assets, end of period (in
thousands)                                      $25,926

Ratios assuming no reduction for fees
paid indirectly:
   Net expenses                                    1.93%**
   Net investment income (loss)                   (0.18)%**

(a) The per share data presented above is based upon the average shares outstanding for the period presented.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios assuming no reduction for fees paid indirectly.

PIONEER VALUE FUND
(FORMERLY PIONEER II)
CLASS C SHARES

                                              SIX MONTHS
                                                 ENDED
                                               MARCH 31,
                                                2001(A)
                                              (UNAUDITED)
Net asset value, beginning of period            $22.16
                                                ------
Increase (decrease) from investment operations:
   Net investment income (loss)                 $(0.02)
   Net realized and unrealized gain
   (loss) on investments and foreign
   currency transactions                         (0.07)
                                                ------
   Net increase (decrease) from
   investment operations                        $(0.09)

Distributions to shareholders:
   Net investment income                             -
   Net realized gain                             (1.53)
                                                ------
Net increase (decrease) in net asset
value                                           $(1.62)
                                                ------
Net asset value, end of period                  $20.54
                                                ======
Total return*                                    (0.31)%

RATIOS/SUPPLEMENTAL DATA
Ratio of net expenses to average net
assets+                                           1.96%**

Ratio of net investment income
(loss) to average net assets+                    (0.21)%**

Portfolio turnover rate                              4%**

Net assets, end of period (in
thousands)                                      $4,126

Ratios assuming no reduction for fees
paid indirectly:
   Net expenses                                   2.01%**
   Net investment income (loss)                  (0.26)%**

(a) The per share data presented above is based upon the average shares outstanding for the period presented.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios assuming no reduction for fees paid indirectly.


                                                                   10784-00-0901
                                             (C) Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds

                                                                 October 1, 2001

                       SUPPLEMENT TO THE JANUARY 30, 2001
                       STATEMENT OF ADDITIONAL INFORMATION
                             FOR PIONEER VALUE FUND
                              (FORMERLY PIONEER II)


The fund has added an initial sales charge of 1% of the offering price of its Class C shares. The following supplements the sections of the statement of additional information (SAI) referenced below. Please refer to the SAI for the full text of the supplemented section.

5.  PRINCIPAL UNDERWRITER AND DISTRIBUTION PLANS

PRINCIPAL UNDERWRITER

The third paragraph is revised as follows:

See "Sales Charges" for the schedule of initial sales charge reallowed to dealers as a percentage of the offering price of the fund's Class A and Class C shares.

The following amends the fourth paragraph:

See the tables in Appendix A for commissions retained by PFD and reallowed to dealers in connection with PFD's offering of the fund's Class A and Class C shares during recently completed fiscal years.

11.  SALES CHARGES

CLASS C SHARES

The first paragraph is revised as follows:

You may buy Class C shares at the public offering price, which includes a sales charge of 1% of the amount invested. Class C shares redeemed within one year of purchase will also be subject to a CDSC of 1%.

                            SALES CHARGE AS A % OF
                            OFFERING          NET AMOUNT       DEALER
AMOUNT OF PURCHASE          PRICE*            INVESTED         REALLOWANCE

All amounts                 1.00              1.01             1.00

*If you established your Class C share account directly or through an omnibus account with a broker-dealer on or before September 28, 2001, your shares will not be subject to the 1% initial sales charge on exchanges or additional purchases of Class C shares. Your broker-dealer must inform PFD of your eligibility for a waiver at the time of sale.

The CDSC will be assessed on the amount equal to the lesser of the current market value or the original purchase cost (less any initial sales charge) of the shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price or on shares purchased through the reinvestment of dividends or capital gain distributions. Class C shares do not convert to any other class of fund shares.

The initial and contingent deferred sales charges are subject to waiver in certain circumstances as described in the prospectus. As of October 1, 2001, the following is the only broker-dealer which has entered into an agreement with PFD to receive a reduced commission at the time of purchase and whose clients are entitled to a waiver of the initial sales charge: Merrill Lynch & Co. Shareholders who held Class C shares of a Pioneer fund on September 28, 2001 directly or through an omnibus account with a broker-dealer ("Grandfathered Shareholders") are only entitled to a waiver of the initial sales charge if their broker informs PFD at the time of purchase that the shares are being purchased for the account of a Grandfathered Shareholder. If you are a Grandfathered Shareholder you should notify your broker-dealer before purchasing Class C shares.

ADDITIONAL PAYMENTS TO DEALERS

The second sentence of the first paragraph is revised as follows:

PFD may elect to reallow the entire initial sales charge to participating dealers for all Class A or Class C sales with respect to which orders are placed during a particular period.

12.  REDEEMING SHARES

SYSTEMATIC WITHDRAWAL PLAN(S) ("SWP")

The first sentence of the third paragraph is revised as follows:

Purchases of Class A or Class C shares of the fund at a time when you have a SWP in effect may result in the payment of unnecessary sales charges and may, therefore, be disadvantageous.

14.  PRICING OF SHARES

The third paragraph is revised as follows:

The net asset value per share of each class of the fund is computed by taking the value of all of the fund's assets attributable to a class, less the fund's liabilities attributable to that class, and dividing the result by the number of outstanding shares of that class. For purposes of determining net asset value, expenses of the classes of the fund are accrued daily and taken into account. The fund's maximum offering price per Class A share is determined by adding the maximum sales charge to the net asset value per Class A share. The fund's maximum offering price per Class C share is determined by adding the maximum sales charge to the net asset value per Class C share (Class C shares may be subject to a CDSC). Class B shares are offered at net asset value without the imposition of an initial sales charge (Class B shares may be subject to a CDSC).

15.      TAX STATUS

The first sentence of the fifteenth paragraph is revised as follows:

In addition, if Class A or Class B shares that have been held for less than 91 days are redeemed and the proceeds are reinvested in Class A shares of the fund or in Class A shares of another mutual fund at net asset value pursuant to the reinstatement privilege, or if Class A or Class C shares in the fund that have been held for less than 91 days are exchanged for the same class of shares in another fund at net asset value pursuant to the exchange privilege, all or a portion of the sales charge paid on the shares that are redeemed or exchanged will not be included in the tax basis of such shares under the Code to the extent a sales charge that would otherwise apply to the shares received is reduced pursuant to the reinstatement or exchange privilege.

16.      INVESTMENT RESULTS

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS

The equation for computing average annual total return is revised as follows:

                  P(1+T)n = ERV

Where:

         P   = a hypothetical initial payment of $1,000, less the
               maximum sales load of $57.50 for Class A shares or the maximum sales load of $10.00 for Class C shares or the deduction of the CDSC for Class B and Class C shares at the end of the period

         T   =  average annual total return

         n   = number of years

         ERV = ending redeemable value of the hypothetical $1,000 initial payment made at the beginning of the designated period (or fractional portion thereof)

18.      APPENDIX A - ANNUAL FEE, EXPENSE AND OTHER INFORMATION

The average annual total returns for Class C shares are revised as follows:

AVERAGE ANNUAL TOTAL RETURNS (SEPTEMBER 30, 2000)

                                                         AVERAGE ANNUAL TOTAL RETURN (%)
                                                                                    SINCE          INCEPTION
CLASS OF SHARES                      ONE YEAR      FIVE YEARS       TEN YEARS       INCEPTION      DATE

Class C Shares                          XX.XX            N/A             N/A        X.XX           7/1/96

Reflects any applicable sales charges.


20.      APPENDIX C - PERFORMANCE STATISTICS

The performance presentation for Class C shares is revised as follows:

                                            PIONEER VALUE FUND
                                              CLASS C SHARES

                                               SALES CHARGE                     NET ASSET      INITIAL NET
                  INITIAL        OFFERING      INCLUDED         SHARES          VALUE PER      ASSET VALUE
DATE              INVESTMENT     PRICE                          PURCHASED       SHARE

7/1/96            $10,000        $XX.XX        1.00%            XXX.XXX         $XX.XX         $XX,XXX




                                             VALUE OF SHARES
                                 (DIVIDENDS AND CAPITAL GAINS REINVESTED)

                                       FROM CAPITAL            FROM
                  FROM INVESTMENT  GAINS REINVESTED       DIVIDENDS  CDSC IF REDEEMED     TOTAL VALUE
DATE                                                     REINVESTED                                           CDSC %

12/31/96                   $X,XXX                $0            $XXX               $99         $XX,XXX           1.00
12/31/97                   $X,XXX                $0            $XXX                $0         $XX,XXX           0.00
12/31/98                   $X,XXX                $0            $XXX                $0         $XX,XXX           0.00
12/31/99                   $X,XXX                $0            $XXX                $0         $XX,XXX           0.00
12/31/00                   $X,XXX                $0          $X,XXX                $0         $XX,XXX           0.00


Past performance does not guarantee future results. Return and share price fluctuate and your shares when redeemed may be worth more or less than your original cost.

                           PART C - OTHER INFORMATION

Item 23.  Exhibits

Amended Form N-1A
Exhibit Reference
       (a)       1.    Agreement and Declaration of Trust(1)
       (a)       1.1.  Certificate of Trust(1)
       (a)       1.2.  Amendment to Agreement and Declaration of Trust(6)
       (a)       1.3.  Amended Certificate of Trust(6)
       (b)       2.    Restated By-Laws(4)
       (c)       4.1.  Specimen Class A Share Certificate(1)
       (d)       5.    Management Contract(4)
       (e)       6.1.  Underwriting Agreement(4)
       (e)       6.2.  Updated Dealer Sales Agreement(5)
       (f)       7.    None
       (g)       8.    Custodian Agreement with Brown Brothers
                       Harriman & Co.(5)
       (h)       9.    Investment Company Service Agreement(5)
       (h)       9.1.  Agreement and Plan of Reorganization(2)
       (h)       9.[2].Administration Agreement(3)
       (i)       10.   Legal Opinion of Morris, Nichols, Arsht & Tunnell(1)
       (j)       11.   Consent of Independent Public Accountants(6)
       (k)       12.   None
       (l)       13.   None
       (m)       15.1. Class A Distribution Plan(4)
       (m)       15.2. Class B Distribution Plan(5)
       (m)       15.3. Class C Distribution Plan(1)
       (n)       18.   Multiple Class Plan Pursuant to Rule 18f-3(1)
       (o)       19.   Not applicable
       (p)       20.   Code of Ethics(5)
       N/A       21.   Powers of Attorney(5)

------------------------

(1) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 46 to the Registration Statement (File No. 2-32773) as filed with the Securities and Exchange Commission (the "SEC") on May 1, 1996 (Accession No. 0000078758-96-000017).

(2) Previously filed. Incorporated herein by reference from the exhibit filed with Post-Effective Amendment No. 45 to the Registration Statement (File No. 2-32773) as filed with the SEC on March 1, 1996 (Accession No.
0000078758-96-000011).

(3) Previously filed. Incoporated herein by reference from the exhibit filed with Post-Effective Amendment No. 50 to the Registration Statement (File No. 2-32773) as filed with the SEC on November 12, 1998 (Accession No. 0000078758-98-000011).

(4) Previously filed. Incoporated herein by reference from the exhibits filed with Post-Effective Amendment No. 53 to the Registration Statement (File No. 2-32773) as filed with the SEC on November 27, 2000 (Accession No. 0001016964-00-000172).

(5) Previously filed. Incoporated herein by reference from the exhibits filed with Post-Effective Amendment No. 54 to the Registration Statement (File No. 2-32773) as filed with the SEC on January 29, 2001 (Accession No. 0000078758-01-000001).

(6) Filed herewith.

Item 24.  Persons Controlled by or Under Common Control with the Fund

     None.

Item 25.  Indemnification

         Except for the Agreement and Declaration of Trust (the "Declaration"), dated April 26, 1996, establishing the Fund as a business trust under Delaware law, there is no contract, arrangement or statute under which any Trustee, officer, underwriter or affiliated person of the Fund is insured or indemnified. The Declaration provides that every person who is, or has been, a Trustee or an officer, employee or agent of the Fund shall be indemnified by the Fund or the appropriate Fund series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him in the settlement thereof.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be available to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

     Pioneer Investment Management, Inc. ("Pioneer Investments") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a majority owned subsidiary of UniCredito Italiano S.p.A. ("UniCredito"). Pioneer Investments manages investment companies, pension and profit sharing plans, trusts, estates or charitable organizations and other corporations or business entities.

     To the knowledge of the Fund, none of Pioneer Investments' directors or executive officers is or has been during their employment with Pioneer Investments engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted below. Certain directors and officers, however, may hold or may have held various positions with, and engage or have engaged in business for, the investment companies that Pioneer Investments manages and/or other UniCredito subsidiaries.

                              OTHER BUSINESS, PROFESSION, VOCATION OR
                              EMPLOYMENT OF SUBSTANTIAL NATURE WITHIN LAST TWO
NAME OF DIRECTOR/OFFICER      FISCAL YEARS

John F. Cogan, Jr.            Of Counsel, Hale and Dorr LLP, 60 State
                              Street, Boston, Massachusetts 02109

Item 27.  Principal Underwriters

         (a) See "Management of the Fund" in the Statement of Additional Information.

         (b)      Directors and officers of Pioneer Funds Distributor, Inc.:

                       POSITIONS AND OFFICES WITH   POSITIONS AND OFFICES WITH
       NAME            UNDERWRITER                  FUND

David D. Tripple       Director and Chairman        Executive Vice President and
                                                    Trustee

Steven M. Graziano     Director and President       None

Daniel Dart            Executive Vice President     None

Bruce R. Speca         Senior Vice President        None

Marcy L. Supovitz      Senior Vice President        None

Jennifer Brountas      Senior Vice President        None

Philip Haley           Senior Vice President        None

Barry Knight           Senior Vice President        None

William A. Misata      Senior Vice President        None

Natale Algiere         Senior Vice President        None

Michael B. Glenn       Senior Vice President        None

Marc Rappaport         Senior Vice President        None

Jeffrey Saunders       Senior Vice President        None

Gail Smyth             Senior Vice President        None

Kristine Swanson       Senior Vice President        None

Elizabeth A. Watson    Vice President, Compliance   None

I-ling Lu              Treasurer                    None

Dorothy E. Bourassa    Clerk                        Assistant Secretary

The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

         (c)      Not applicable.

Item 28.  Location of Accounts and Records

        The accounts and records are maintained at the Fund's office at 60 State Street, Boston, Massachusetts 02109; contact the Treasurer.

Item 29.  Management Services

     Not applicable.

Item 30.  Undertakings

     (a)  Not Applicable

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 25th day of September, 2001.

                                             PIONEER VALUE FUND



                                        By:  /s/ David D. Tripple
                                             David D. Tripple
                                             Executive Vice President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                      Title

John F. Cogan, Jr.*            Chairman of the Board              )
John F. Cogan, Jr.             and President                      )
                               (Principal Executive               )
                               Officer)                           )
                                                                  )
                                                                  )
Vincent Nave*                  Chief Financial Officer            )
Vincent Nave                   and Treasurer (Principal           )
                               Financial and Accounting           )
                               Officer)                           )
                                                                  )
                                                                  )
Trustees:                                                         )
                                                                  )
                                                                  )
Mary K. Bush*                                                     )
Mary K. Bush                                                      )
                                                                  )
                                                                  )
John F. Cogan, Jr.*                                               )
John F. Cogan, Jr.                                                )
                                                                  )
                                                                  )
                                                                  )
Richard H. Egdahl*                                                )
Richard H. Egdahl                                                 )
                                                                  )
                                                                  )
Margaret BW Graham*                                               )
Margaret B. W. Graham                                             )
                                                                  )
                                                                  )
Marguerite A. Piret*                                              )
Marguerite A. Piret                                               )
                                                                  )
                                                                  )
/s/ David D. Tripple                                              )
David D. Tripple                                                  )
                                                                  )
                                                                  )
Stephen K. West*                                                  )
Stephen K. West                                                   )
                                                                  )
                                                                  )
John Winthrop*                                                    )
John Winthrop                                                     )
                                                                  )
                                                                  )
*By:     /s/ David D. Tripple            Dated: September 25, 2001)
         David D. Tripple
         Attorney-in-fact

                                  Exhibit Index


Exhibit
Number          Document Title

(j)     11.     Consent of Independent Public Accountants